Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	$ 14,246	$ 13,897	$ 12,334
Reserves for future policy benefits and claims payable	17,617	21,472	19,192
Other contract holder funds	59,456	64,293	64,048
Premium	107	130	537
Net investment income	3,086	2,781	3,018
Interest credited on other contract holder funds	861	1,202	1,632
Deferred acquisition and sales inducements amortization	520	(390)	(981)
Operating costs and other expenses	2,242	807	1,907
Operating Segments and Corporate Non Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	119	143	550
Net investment income	1,898	1,989	2,688
Interest credited on other contract holder funds	861	1,202	1,632
Deferred acquisition and sales inducements amortization	246	98	(42)
Operating costs and other expenses	2,242	2,010	1,907
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	(5)	24	(48)
Reserves for future policy benefits and claims payable	0	0	0
Other contract holder funds	0	0	0
Premium	0	0	0
Net investment income	44	(45)	(55)
Interest credited on other contract holder funds	0	0	0
Deferred acquisition and sales inducements amortization	34	20	1
Operating costs and other expenses	36	25	39
Segment Reconciling Items
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	(12)	(13)	(13)
Net investment income	1,188	792	330
Interest credited on other contract holder funds	0	0	0
Deferred acquisition and sales inducements amortization	274	(488)	(939)
Operating costs and other expenses	0	(1,203)	0
Retail Annuities | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	14,125	13,739	12,233
Reserves for future policy benefits and claims payable	4,845	7,956	4,872
Other contract holder funds	37,639	39,839	37,925
Premium	0	0	0
Net investment income	669	922	1,491
Interest credited on other contract holder funds	261	524	897
Deferred acquisition and sales inducements amortization	198	61	(62)
Operating costs and other expenses	2,038	1,811	1,757
Closed Life and Annuity Blocks | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	126	134	149
Reserves for future policy benefits and claims payable	12,772	13,516	14,320
Other contract holder funds	12,987	13,316	13,836
Premium	119	143	550
Net investment income	925	757	802
Interest credited on other contract holder funds	412	428	444
Deferred acquisition and sales inducements amortization	14	17	19
Operating costs and other expenses	163	169	107
Institutional Products | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	0	0	0
Reserves for future policy benefits and claims payable	0	0	0
Other contract holder funds	8,830	11,138	12,287
Premium	0	0	0
Net investment income	260	355	450
Interest credited on other contract holder funds	188	250	291
Deferred acquisition and sales inducements amortization	0	0	0
Operating costs and other expenses	$ 5	$ 5	$ 4